INCOME TAX - Major Components of Income Tax (Benefits) Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax:
Current income tax charge	$ 2,798	$ 3,547	$ 3,078
Previously unrecognized tax loss or temporary difference used to reduce current income tax	(394)	(697)	(96)
Adjustments for current income tax of prior years	(694)	(54)	0
Total current income tax	1,710	2,796	2,982
Deferred tax (benefits)/expenses:
Relating to origination and reversal of temporary differences	(1,284)	12	(4,327)
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	(264)	0	0
Total deferred tax (benefits)/expenses	(1,548)	12	(4,327)
Income tax expenses (benefit) reported in the income statement	162	2,808	(1,345)
Deferred tax related to items recognized in other comprehensive income during the year:
Recognized during the year	221	(270)	147
Effect of change in tax rate	0	0	0
Recognized during the year	377	147	112
Effect of change in tax rate	0	0	0
Income tax expense (benefit) charged to other comprehensive income (loss)	$ 598	$ (123)	$ 259